Investment properties (Details 1) R$ in Thousands		12 Months Ended
		Jun. 30, 2019 BRL (R$) a	Jun. 30, 2018 BRL (R$) a
MajorPropertiesClassLineItems [Line Items]
Area of farm (Hectares) | a		185,147	198,158
Fair value	[1]	R$ 1,471,248	R$ 1,385,780
Cost value	[2]	526,956	541,876
Jaborandi Ltda [Member]
MajorPropertiesClassLineItems [Line Items]
Fair value	[1]	231,646	340,942
Cost value	[2]	33,930	56,963
Mogno Ltda [Member]
MajorPropertiesClassLineItems [Line Items]
Fair value	[1]	174,580	158,726
Cost value	[2]	35,247	35,962
Araucaria Ltda [Member]
MajorPropertiesClassLineItems [Line Items]
Fair value	[1]	163,008	137,796
Cost value	[2]	44,672	43,198
Cajueiro Ltda [Member]
MajorPropertiesClassLineItems [Line Items]
Fair value	[1]	373,014	312,256
Cost value	[2]	87,909	82,038
Flamboyant Ltda [Member]
MajorPropertiesClassLineItems [Line Items]
Fair value	[1]	35,822	32,145
Cost value	[2]	23,466	23,116
Cajueiro Ltda1 [Member]
MajorPropertiesClassLineItems [Line Items]
Fair value	[1]	65,172	58,171
Cost value	[2]	27,385	27,735
Ceibo Ltda [Member]
MajorPropertiesClassLineItems [Line Items]
Fair value	[1]	211,988	156,798
Cost value	[2]	110,157	106,387
Agropecuaria Moroti S.A. [Member]
MajorPropertiesClassLineItems [Line Items]
Fair value	[1]	216,018	188,946
Cost value	[2]	R$ 164,190	R$ 166,477
Bahia [Member] | Jatoba [Member]
MajorPropertiesClassLineItems [Line Items]
Area of farm (Hectares) | a		18,073	30,981
Date of acquisition		2007-03
Bahia [Member] | Chaparral [Member]
MajorPropertiesClassLineItems [Line Items]
Area of farm (Hectares) | a		37,182	37,182
Date of acquisition		2007-11
Bahia [Member] | Preferencia [Member]
MajorPropertiesClassLineItems [Line Items]
Area of farm (Hectares) | a		17,799	17,799
Date of acquisition		2008-09
Mato Grosso [Member] | Alto Taquari [Member]
MajorPropertiesClassLineItems [Line Items]
Area of farm (Hectares) | a		5,291	5,394
Date of acquisition		2007-08
Goias [Member] | Araucaria [Member]
MajorPropertiesClassLineItems [Line Items]
Area of farm (Hectares) | a		5,534	5,534
Date of acquisition		2007-04
Minas Gerais [Member] | Nova Buriti [Member]
MajorPropertiesClassLineItems [Line Items]
Area of farm (Hectares) | a		24,212	24,212
Date of acquisition		2007-12
Maranhao [Member] | Sao Jose [Member]
MajorPropertiesClassLineItems [Line Items]
Area of farm (Hectares) | a		17,566	17,566
Date of acquisition		2017-02
Boqueron Paraguay [Member] | Moroti [Member]
MajorPropertiesClassLineItems [Line Items]
Area of farm (Hectares) | a		59,490	59,490
Date of acquisition		2018-02

[1]	The fair value of the investment property on June 30, 2019 was R$1,471,248 (R$1,385,780 June 30, 2018). The fair value was determined based on a comparative market approach and was prepared by the Company's specialists. The comparable sales value of investment properties is adjusted considering the specific aspects of each property, where the price per hectare is the most relevant assumption. The fair value presented is considered as level 3 in the fair value hierarchy and there were no reclassifications among levels in the year.
[2]	At June 30, 2019 the book value of R$526,956 (R$541,876 at June 30, 2018) is not comparable to that disclosed in the "Investment properties" note, since the note contemplates investments made in certain partnerships (leased farms), which are not an integral part of the Company's portfolio of owned farms.